Commitments and contingent liabilities	9 Months Ended
Sep. 30, 2024
Capital commitments [abstract]
Commitments and contingent liabilities	Commitments and contingent liabilities
The Group has capital expenditure contracted for but not recognised as liabilities as at September 30, 2024. The expenditure is as follows:

September 30, 2024
£’000
Plant and equipment	24
Leasehold improvements	2
26

Gates Foundation private placement commitment

Concurrent with the Company’s IPO on October 5, 2021, the Company completed a private placement to the Gates Foundation as detailed in note 21 of the consolidated financial statements of the Group for the year ended December 31, 2023. Under the terms of the Company’s agreement with the Gates Foundation, the Group is committed to spending $70,000,000 over a four-year period to the research, discovery, and development of small molecule anti-infective therapeutics for future pandemic preparedness, with a specific focus on developing therapeutics that can be applied against multiple species of coronaviridae, influenza, and paramyxoviridae (the “Pandemic Preparedness Program”).

The Group had incurred £11,903,000 relating to the Pandemic Preparedness Program as at September 30, 2024 (December 31, 2023: £9,697,000), with a total outstanding commitment of £39,583,000 (December 31, 2023: £41,789,000).

In the event that the Group is in breach of certain terms within the agreement, the Gates Foundation has the right to sell, or require the Company to buy-back any shareholdings in the Company held by the Foundation at the higher of the public offering price and the market value of the shares at the date of default. Should such a breach occur or should the Company enter bankruptcy the Gates Foundation also has the exclusive right to utilise an exclusive global license granted as part of the agreement in relation to any IP generated by the Group pertaining to the Pandemic Preparedness Program for the benefit of people in certain developing countries. The default conditions are within the control of the Group and the license in question cannot be utilised unless such a default occurs or the Group enters bankruptcy. As such no fair value has been assigned to this license.

FFG Guarantee

Prior to its acquisition by the Group, the Company’s subsidiary, Exscientia GmbH (which was formally known as Allcyte GmbH), received grant funding totalling €2,485,000 and a €353,000 loan from the Austrian Research Promotion Agency (“FFG”) between July 2018 and December 2021, with the loan due for repayment on September 30, 2026. The provision of this funding was contingent upon certain conditions, inclusive of the continuation of research and development activities at Allcyte’s Vienna site, with the period over which the associated conditions are applicable extending to late 2025 for a portion of the funding.

Prior to the second quarter of 2024 the likelihood of any repayment in relation to these amounts had been considered to be remote. In the current period the Group has re-assessed the probability of some repayment being required as a result of changes to business activities following the Group’s recent re-organisation, and deemed that while it is still unlikely that any repayment will be required, the likelihood is now deemed to be more than remote and as such is disclosing this amount as a contingent liability as at September 30, 2024.
22.    Commitments and contingent liabilities (continued)

Business Combination transaction costs

The Company has committed to pay professional advisory fees relating to the proposed Business Combination totalling £21.3 million, of which £16.3 million has been recognised within general and administrative expenses during the three months ended September 30, 2024 and £13.0 million is accrued as at September 30, 2024. Included within the period-end accrual is £10.9 million relating to an estimated cash payment due on completion of the proposed Business Combination which will be payable based upon the value of the Company’s market capitalisation as at the completion date should the transaction be consummated.

Following completion of the Business Combination the Company’s shares will be de-listed from NASDAQ and its ADS program terminated, the latter of which may incur termination costs that have yet to be agreed between the Company and its Depository.